As filed with the Securities and Exchange Commission on May 14, 2019

1933 Act File No. 033-75116

1940 Act File No. 811-08352

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 52	☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 52	☒

(Check appropriate box or boxes.)

LKCM FUNDS

(Exact Name of Registrant)

c/o Luther King Capital Management

301 Commerce Street, Suite 1600

Fort Worth, Texas 76102

(Address of Principal Executive Office)

Registrant’s Telephone Number (817) 332-3235

c/o U.S. Bank Global Funds Services

615 East Michigan Street, Milwaukee, WI 53202

(Name and Address of Agent for Service)

Copy to:

Kathy Kresch Ingber, Esq.

K&L Gates LLP

1601 K Street, N.W.

Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 52 to the Registration Statement on Form N-1A of LKCM Funds (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 51 on Form N-1A filed April 30, 2019. This PEA No. 52 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 51 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and State of Texas on May 14, 2019.

By:	/s/ J. Luther King, Jr.
J. Luther King, Jr.
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement of the Registrant as it relates to the LKCM Funds has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ J. Luther King, Jr. J. Luther King, Jr.	Trustee, President and Chief Executive Officer	May 14, 2019

H. Kirk Downey* H. Kirk Downey	Chairman and Trustee	May 14, 2019

Richard J. Howell* Richard J. Howell	Trustee	May 14, 2019

Larry J. Lockwood* Larry J. Lockwood	Trustee	May 14, 2019

Steven R. Purvis* Steven R. Purvis	Trustee and Vice President	May 14, 2019

/s/ Jacob D. Smith Jacob D. Smith	Chief Financial Officer	May 14, 2019

*	/s/ Jacob D. Smith
Jacob D. Smith

Attorney-in-fact pursuant to the Power of Attorney previously filed and incorporated herein by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE